Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) (Parentheticals) - shares	3 Months Ended		5 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Jun. 07, 2023	Dec. 31, 2023	Dec. 31, 2022
Successor [Member]
Weighted average shares diluted	71,894,553			69,755,848
Predecessor [Member]
Weighted average shares diluted		3,748,476	3,766,871		3,702,803